INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,536,481	R$ 10,788,054	R$ 10,788,054
Cost	12,566,827	12,322,397	12,051,227
Accumulated amortization	(2,128,736)	(1,785,916)	(1,153,843)
Adjustment for accumulated recoverable value			(109,330)
Effect of foreign exchange differences	41,907	(12,038)
Acquisitions	2,956	12,005
Transfer between groups - fixed assets	74,463	31,283
Write-offs	(798)	(35,245)
Amortization	(218,210)	(247,854)
Others	1,292	276
Intangible assets, endning balance	10,438,091	10,536,481	10,788,054
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,126,255	4,131,483	4,131,483
Cost	4,675,302	4,675,302	4,371,890
Accumulated amortization	(549,047)	(549,047)	(131,077)
Adjustment for accumulated recoverable value			(109,330)
Transfer between groups - fixed assets		(5,228)
Intangible assets, endning balance	4,126,255	4,126,255	4,131,483
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	85,276	152,484	152,484
Cost	858,748	718,929	753,307
Accumulated amortization	(818,509)	(633,653)	(600,823)
Effect of foreign exchange differences	4,748	(4,999)
Acquisitions		349
Amortization	(49,785)	(62,558)
Intangible assets, endning balance	40,239	85,276	152,484
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	17,708	87,846	87,846
Cost	389,604	276,617	296,456
Accumulated amortization	(275,604)	(258,909)	(208,610)
Effect of foreign exchange differences	504	2,182
Acquisitions	2,956	1,956
Transfer between groups - fixed assets	70,819	16,179
Write-offs	(798)	(35,245)
Amortization	(26,975)	(55,486)
Others		276
Transfers to other asset categories	49,786
Intangible assets, endning balance	114,000	17,708	87,846
Trademarks And Patents [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	213,997	225,187	225,187
Cost	256,085	217,560	226,581
Accumulated amortization	(3,657)	(3,563)	(1,394)
Effect of foreign exchange differences	36,655	(9,104)
Transfer between groups - fixed assets		83
Amortization	(4)	(2,169)
Transfers to other asset categories	1,780
Intangible assets, endning balance	252,428	213,997	225,187
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	6,090,962	6,188,654	6,188,654
Cost	6,384,805	6,431,706	6,400,593
Accumulated amortization	(481,919)	(340,744)	(211,939)
Acquisitions		9,700
Transfer between groups - fixed assets	3,644	20,249
Amortization	(141,446)	(127,641)
Others	1,292
Transfers to other asset categories	(51,566)
Intangible assets, endning balance	5,902,886	6,090,962	6,188,654
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,283	2,400	2,400
Cost	2,283	2,283	2,400
Effect of foreign exchange differences		(117)
Intangible assets, endning balance	R$ 2,283	R$ 2,283	R$ 2,400